Commitments and Contingencies - Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
2019				$ 1,549
2020				1,472
2021				1,499
2022				1,525
2023				1,552
Thereafter				1,179
Total future minimum lease payments				$ 8,776
Predecessor
Rent expense	$ 1,600	$ 2,400	$ 2,500